Schedule of Long-Term Debt Instruments (Details) $ in Thousands	Apr. 30, 2024 USD ($)
December 31, 2024
Debt Instrument [Line Items]
Product revenue base, minimum amount required	$ 29,600
December 31, 2024 | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	26,200
March 31, 2025
Debt Instrument [Line Items]
Product revenue base, minimum amount required	33,400
March 31, 2025 | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	29,600
June 30, 2025
Debt Instrument [Line Items]
Product revenue base, minimum amount required	37,800
June 30, 2025 | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	33,400
September 30, 2025
Debt Instrument [Line Items]
Product revenue base, minimum amount required	42,700
September 30, 2025 | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	37,800
December 31, 2025
Debt Instrument [Line Items]
Product revenue base, minimum amount required	46,400
December 31, 2025 | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	42,700
March 31, 2026 | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	46,400
June 30, 2026 and each Fiscal Quarter ending thereafter | Secured Debt [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	50,000
Revenue Base Redemption Feature Period Six And Thereafter [Member]
Debt Instrument [Line Items]
Product revenue base, minimum amount required	$ 50,000